BANK LOAN (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
2019	$ 7,751	$ 7,497
June 30, 2020	226,800	228,916
Total	$ 234,551	$ 236,413